COMMITMENTS AND CONTINGENT LIABILITIES (TABLES)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilites Tables [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
	December 31,
	2012	2011	2010

	(In Millions)

Balance, beginning of year	$44	$11	$20
Additions	54	79	13
Cash payments	(46)	(43)	(17)
Other reductions	0	(3)	(5)
Balance, End of Year	$52	$44	$11